FAIR VALUE DISCLOSURES - Reconciliation for All Assets and Liabilities Measured at Fair Value on a Recurring Basis Using Significant Unobservable Inputs (Level 3) (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Jan. 31, 2025 USD ($)
Total losses realized and unrealized:
Mortgage loan servicing rights sold				$ 931,600
Mortgage loan servicing rights sold, percentage				0.263
Mortgage loan servicing rights sold, capitalized amount				$ 13,100
Mortgage loan servicing rights sold, capitalized, percentage				0.279
Holdback amount				$ 100
Transaction expense	$ 200
Capitalized Mortgage Loan Servicing Rights
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balance	46,796	$ 42,243	$ 42,489
Total losses realized and unrealized:
Included in results of operations	(5,741)	533	(4,202)
Included in results of operations - gain on sale	(233)	0	0
Included in other comprehensive income (loss)	0	0	0
Purchases, issuances, settlements, maturities and calls	3,494	4,020	3,956
Sales	(12,823)	0	0
Transfers in and/or out of Level 3	0	0	0
Ending balance	31,493	46,796	42,243
Amount of total gains (losses) for the period included in earnings attributable to the change in unrealized losses relating to assets and liabilities still held at December 31	$ (5,741)	$ 533	$ (4,202)